Employee share scheme reserve (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Exercise Price of the Options
The movement in share options and average exercise are as follows:

	(Unaudited) For the six-month period ended 30 June 2021		(Audited) For the year ended 31 December 2021
	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
	USD		USD
At 1 January	1.230	8,514,500	2.303	4,466,470
Issued during the year	0.187	140,422	1.700	5,849,416
Forfeited during the year	1.056	(262,733)	2.008	(1,801,386)

At the end of the period/year	1.595	8,392,189	1.609	8,514,500

Vested and exercisable	1.305	4,556,278	1.230	3,575,348